Transactions in soles	12 Months Ended
Dec. 31, 2021
Transactions in soles
Transactions in soles

5.      Transactions in soles

Transactions in soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2021, the exchange rates for U.S. dollars published by this Institution were US$0.2516 for buying and US$0.2501 for selling (US$0.2764 for buying and US$0.2759 for selling as of December 31, 2020), and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2021 and 2020, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in soles:

	2021	2020
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,587	8,606
Trade and other receivables	688,438	159,099
Income tax credit	15,456	19,837
	712,481	187,542

Liabilities
Trade and other payables	(72,051)	(47,705)
Income tax payable	(3,026)	(3,162)
Provisions and contingent liabilities	(21,384)	(38,574)
	(96,461)	(89,441)
Net asset position	616,020	98,101